Share-based payments - Deferred share unit plan (Details) - shares	Sep. 30, 2021	Sep. 30, 2020
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding DSUs (in shares)	101,578	152,743